Combined Statements of Net Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Combined Statements of Net Income
Rental revenue	$ 340,199	$ 272,823
Lease termination and close-out fees		855
Revenue	340,199	273,678
Property operating costs	47,164	35,364
Net operating income	293,035	238,314
General and administrative expenses	32,203	31,419
Depreciation and amortization	1,151	906
Interest income	(2,372)	(9,613)
Interest expense and other financing costs	35,839	29,941
Foreign exchange (gains) losses, net	(3,671)	1,633
Fair value gains on investment properties, net	(273,437)	(245,442)
Fair value losses (gains) on financial instruments, net	3,402	(1,192)
Loss on sale of investment properties, net	901	3,045
Other expense		2,675
Income before income taxes	499,019	424,942
Income tax expense	69,092	42,667
Net income	429,927	382,275
Net income attributable to:
Stapled unitholders	429,804	382,079
Non-controlling interests	123	196
Net income	$ 429,927	$ 382,275